Share capital (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative	$ 272,801	$ 728,438	$ 1,596,502	$ 1,688,822
Stock-based compensation pertaining to research and development	272,801	442,259	929,251	1,402,644
Total stock-based compensation expense recognized	$ 545,602	$ 1,170,697	$ 2,525,753	$ 3,091,466